[MassMutual Financial Group Letterhead Appears Here]

March 9, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Massachusetts Mutual Variable Life Separate Account II
File	No. 811-04030, CIK 0000746551
Rule	30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Massachusetts Mutual Variable Life Separate Account II, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: MML Series Investment Fund II. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following December 31, 2006 annual reports, filed on Form N-CSR, were filed with the Commission via EDGAR on the dates indicated below and are hereby incorporated by reference:

Investment Company	CIK	Date Filed
MML Series Investment Fund II	0001317146	3/9/2007

Please be advised that the binder covers, cover letter and table of contents for Massachusetts Mutual Variable Life Separate Account II are incorporated to this Rule 30b-2-1 filing by reference to Connecticut Mutual Variable Life Separate Account I (CIK 0000922586) filed on March 9, 2007.

Very truly yours,

/s/ JOHN CARLSON
John Carlson
Corporate Vice President